Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.6%
Aerospace & Defense - 1.1%
TransDigm, Inc.
4.88%, 05/01/2029	$ 3,158,000	$ 3,005,252
5.50%, 11/15/2027	3,158,000	3,115,902
6.88%, 12/15/2030 (A)	3,089,000	3,176,644
7.13%, 12/01/2031 (A)	836,000	869,714
Triumph Group, Inc.
9.00%, 03/15/2028 (A)	3,723,000	3,922,021
		14,089,533
Automobile Components - 3.1%
Clarios Global LP
6.75%, 05/15/2025 (A)	1,881,000	1,881,720
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	2,587,000	2,584,159
6.75%, 05/15/2028 (A)	2,187,000	2,227,333
8.50%, 05/15/2027 (A)	5,527,000	5,566,695
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	3,572,000	3,561,474
Dana, Inc.
4.25%, 09/01/2030	224,000	197,789
5.38%, 11/15/2027	3,051,000	2,998,630
5.63%, 06/15/2028 (B)	1,580,000	1,536,661
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	3,153,000	3,106,163
5.00%, 07/15/2029 (B)	2,932,000	2,762,160
9.50%, 05/31/2025 (C)	5,459,000	5,474,476
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	1,967,000	1,944,658
6.75%, 04/23/2030 (A)	2,775,000	2,827,190
6.88%, 04/14/2028 (A)	3,142,000	3,220,307
7.13%, 04/14/2030 (A)	2,016,000	2,093,513
		41,982,928
Automobiles - 1.4%
Ford Motor Co.
6.10%, 08/19/2032	849,000	856,465
Ford Motor Credit Co. LLC
5.13%, 06/16/2025	1,398,000	1,390,728
6.95%, 03/06/2026	3,381,000	3,451,562
7.35%, 11/04/2027 - 03/06/2030	11,716,000	12,408,055
		18,106,810
Banks - 2.1%
Barclays PLC
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	5,028,000	5,133,676
Citigroup, Inc.
Fixed until 09/12/2024 (E), 5.00% (D)	7,285,000	7,264,756
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (A)	3,913,000	3,379,434
5.71%, 01/15/2026 (A)	1,572,000	1,569,231
7.00%, 11/21/2025 (A)	918,000	935,927
Fixed until 06/20/2053, 7.78% (D), 06/20/2054 (A)	1,000,000	1,070,503
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (A)	2,997,000	3,379,321
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 02/01/2025 (E), 4.60% (D)	$ 4,024,000	$ 3,994,888
Lloyds Banking Group PLC
Fixed until 08/15/2032, 7.95% (D), 11/15/2033	1,400,000	1,597,396
		28,325,132
Building Products - 2.3%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	5,568,000	5,240,698
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	5,804,000	5,187,489
6.38%, 06/15/2032 (A)	4,001,000	4,054,925
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	4,881,000	4,853,671
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)(B)	1,810,000	1,501,089
9.50%, 08/15/2029 (A)	4,000,000	3,998,000
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	4,868,000	4,953,477
6.75%, 07/15/2031 (A)	872,000	889,450
		30,678,799
Capital Markets - 0.4%
ION Trading Technologies SARL
9.50%, 05/30/2029 (A)	4,618,000	4,797,700
Chemicals - 2.1%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	2,406,000	1,287,210
Avient Corp.
7.13%, 08/01/2030 (A)	8,380,000	8,600,109
Eagle Intermediate Global Holding BV/Eagle US Finance LLC
7.50%, 05/01/2025 (A)	4,540,000	2,601,647
NOVA Chemicals Corp.
5.25%, 06/01/2027 (A)	7,511,000	7,325,128
Olin Corp.
5.00%, 02/01/2030	2,734,000	2,606,060
5.13%, 09/15/2027	2,145,000	2,093,815
5.63%, 08/01/2029	2,519,000	2,487,196
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	3,159,000	1,197,755
		28,198,920
Commercial Services & Supplies - 4.2%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	7,737,000	7,870,982
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	3,717,000	3,596,009
8.00%, 02/15/2031 (A)(B)	6,140,000	6,079,642
Benteler International AG
10.50%, 05/15/2028 (A)	4,771,000	5,073,276
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp.
6.00%, 06/01/2029 (A)	$ 1,475,000	$ 1,366,681
9.50%, 11/01/2027 (A)	2,315,000	2,329,677
GFL Environmental, Inc.
6.75%, 01/15/2031 (A)	2,420,000	2,488,232
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	8,599,000	8,524,767
6.63%, 06/15/2029 (A)(B)	1,530,000	1,562,280
Hertz Corp.
4.63%, 12/01/2026 (A)(B)	418,000	313,068
5.00%, 12/01/2029 (A)(B)	6,733,000	4,395,831
12.63%, 07/15/2029 (A)(B)	993,000	1,054,735
Reworld Holding Corp.
4.88%, 12/01/2029 (A)	1,487,000	1,360,135
5.00%, 09/01/2030	2,988,000	2,704,839
United Rentals North America, Inc.
6.00%, 12/15/2029 (A)	4,888,000	4,959,643
WW International, Inc.
4.50%, 04/15/2029 (A)	5,875,000	2,103,250
		55,783,047
Communications Equipment - 0.3%
CommScope LLC
4.75%, 09/01/2029 (A)	3,462,000	2,509,950
8.25%, 03/01/2027 (A)	3,055,000	2,105,705
		4,615,655
Construction & Engineering - 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/2028 (A)	6,039,000	6,068,495
Beazer Homes USA, Inc.
7.25%, 10/15/2029 (B)	5,411,000	5,484,103
7.50%, 03/15/2031 (A)	3,768,000	3,824,723
Century Communities, Inc.
6.75%, 06/01/2027	6,319,000	6,356,301
KB Home
7.25%, 07/15/2030 (B)	2,128,000	2,207,623
Landsea Homes Corp.
8.88%, 04/01/2029 (A)	4,991,000	5,034,022
		28,975,267
Construction Materials - 1.2%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	1,986,000	1,967,109
8.88%, 11/15/2031 (A)	11,000,000	11,853,446
Summit Materials LLC/Summit Materials Finance Corp.
7.25%, 01/15/2031 (A)	1,455,000	1,517,045
		15,337,600
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	$ 6,888,000	$ 6,710,124
6.50%, 02/15/2028 (A)	5,098,000	5,172,400
7.50%, 03/15/2026 (A)	1,067,000	1,080,879
		12,963,403
Containers & Packaging - 5.9%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A)(F)	3,332,216	841,384
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (A)	947,000	941,236
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)(B)	3,093,000	2,615,723
5.25%, 08/15/2027 (A)(B)	3,769,000	2,157,752
Ball Corp.
6.00%, 06/15/2029	736,000	743,014
6.88%, 03/15/2028	7,503,000	7,711,531
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A)	1,741,000	1,719,036
5.38%, 01/15/2028 (A)	3,951,000	3,828,725
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	889,000	885,649
6.88%, 01/15/2030 (A)(G)	5,000,000	4,982,089
Graphic Packaging International LLC
3.75%, 02/01/2030 (A)	2,945,000	2,673,450
4.13%, 08/15/2024	2,036,000	2,030,466
6.38%, 07/15/2032 (A)	6,543,000	6,617,302
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	3,042,000	3,132,896
9.25%, 04/15/2027 (A)	1,009,000	1,010,079
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)(B)	2,867,000	2,828,194
7.38%, 06/01/2032 (A)	4,490,000	4,438,688
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028 (A)	255,000	239,428
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	5,799,000	5,475,285
Sealed Air Corp.
6.50%, 07/15/2032 (A)	1,136,000	1,151,150
6.88%, 07/15/2033 (A)	6,113,000	6,432,398
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (A)(B)	2,263,000	2,277,961
7.25%, 02/15/2031 (A)	3,669,000	3,819,899
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	6,032,000	5,907,356
8.50%, 08/15/2027 (A)(B)	3,969,000	3,895,005
		78,355,696
Diversified REITs - 0.8%
HAT Holdings I LLC/HAT Holdings II LLC
8.00%, 06/15/2027 (A)	6,447,000	6,741,544
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	$ 3,660,000	$ 3,417,601
		10,159,145
Diversified Telecommunication Services - 1.9%
Iliad Holding SASU
6.50%, 10/15/2026 (A)	817,000	817,761
7.00%, 10/15/2028 (A)	4,021,000	4,027,619
8.50%, 04/15/2031 (A)	3,249,000	3,376,578
Level 3 Financing, Inc.
3.75%, 07/15/2029 (A)	7,153,000	3,379,793
4.25%, 07/01/2028 (A)	7,082,000	3,788,870
10.50%, 05/15/2030 (A)	7,207,000	7,365,554
Optics Bidco SpA
6.00%, 09/30/2034 (A)	614,000	580,230
6.38%, 11/15/2033 (A)	1,959,000	1,932,044
		25,268,449
Electric Utilities - 0.8%
Elwood Energy LLC
8.16%, 07/05/2026	806,871	742,322
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	4,312,000	4,220,708
5.63%, 02/15/2027 (A)	630,000	624,150
6.88%, 04/15/2032 (A)	5,227,000	5,381,463
		10,968,643
Electrical Equipment - 0.8%
Energizer Holdings, Inc.
6.50%, 12/31/2027 (A)(B)	6,816,000	6,850,468
WESCO Distribution, Inc.
6.38%, 03/15/2029 (A)	2,907,000	2,945,730
6.63%, 03/15/2032 (A)	1,000,000	1,018,774
		10,814,972
Electronic Equipment, Instruments & Components - 1.2%
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (A)	1,520,000	1,578,266
9.00%, 05/15/2028 (A)	4,886,000	5,026,873
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	3,366,715	2,639,943
Sensata Technologies, Inc.
6.63%, 07/15/2032 (A)	6,609,000	6,694,071
		15,939,153
Energy Equipment & Services - 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	4,023,000	4,008,468
Sunnova Energy Corp.
11.75%, 10/01/2028 (A)(B)	7,609,000	5,960,229
		9,968,697
Financial Services - 2.3%
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 7.16% (D), 12/21/2065 (A)	17,977,000	14,922,068
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
ILFC E-Capital Trust II
3-Month Term SOFR + 2.06%, 7.41% (D), 12/21/2065 (A)	$ 3,354,000	$ 2,832,041
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (A)	330,000	342,455
8.13%, 03/30/2029 (A)	6,530,000	6,908,446
PennyMac Financial Services, Inc.
7.13%, 11/15/2030 (A)	998,000	1,005,650
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	546,000	526,663
5.75%, 06/15/2027 (A)	3,595,000	3,538,563
		30,075,886
Food Products - 2.0%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)(B)	4,655,000	4,824,717
Darling Ingredients, Inc.
6.00%, 06/15/2030 (A)	6,714,000	6,662,001
Post Holdings, Inc.
5.50%, 12/15/2029 (A)	8,718,000	8,451,932
5.63%, 01/15/2028 (A)	4,653,000	4,598,892
6.25%, 02/15/2032 (A)	2,281,000	2,309,586
		26,847,128
Health Care Equipment & Supplies - 1.3%
Kedrion SpA
6.50%, 09/01/2029 (A)	4,349,000	4,017,050
Medline Borrower LP
3.88%, 04/01/2029 (A)	5,123,000	4,777,052
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/2029 (A)	2,809,000	2,867,087
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	5,838,000	5,954,153
		17,615,342
Health Care Providers & Services - 3.3%
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	4,348,000	3,791,097
10.88%, 01/15/2032 (A)	4,611,000	4,952,095
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032 (A)	860,000	886,900
Encompass Health Corp.
5.75%, 09/15/2025 (C)	5,224,000	5,216,390
HCA, Inc.
5.38%, 02/01/2025	3,103,000	3,096,771
5.88%, 02/15/2026 - 02/01/2029	4,331,000	4,378,415
7.50%, 11/06/2033	441,000	498,130
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	3,141,000	3,345,165
Tenet Healthcare Corp.
5.13%, 11/01/2027	4,344,000	4,271,279
6.13%, 10/01/2028 (B)	6,816,000	6,833,551
6.13%, 06/15/2030	3,193,000	3,203,847
6.25%, 02/01/2027	4,183,000	4,189,116
		44,662,756
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care REITs - 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031	$ 4,538,000	$ 2,985,854
Hotel & Resort REITs - 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	2,727,000	2,699,730
7.00%, 02/01/2030 (A)	5,912,000	6,020,645
		8,720,375
Hotels, Restaurants & Leisure - 10.1%
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	5,753,000	5,446,830
Caesars Entertainment, Inc.
6.50%, 02/15/2032 (A)	2,300,000	2,328,051
7.00%, 02/15/2030 (A)	2,273,000	2,344,802
Carnival Corp.
6.00%, 05/01/2029 (A)(B)	3,963,000	3,953,705
7.00%, 08/15/2029 (A)	590,000	615,579
7.63%, 03/01/2026 (A)	1,588,000	1,603,318
10.50%, 06/01/2030 (A)	4,563,000	4,959,420
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/2028 (A)	3,812,000	4,120,620
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	5,578,000	5,466,448
6.75%, 05/01/2031 (A)	2,906,000	2,950,555
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/2025 (A)	420,000	418,822
5.75%, 05/01/2028 (A)	493,000	492,403
5.88%, 04/01/2029 (A)	145,000	145,997
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
6.63%, 01/15/2032 (A)	4,000,000	4,038,656
International Game Technology PLC
5.25%, 01/15/2029 (A)	1,338,000	1,311,828
6.25%, 01/15/2027 (A)	1,213,000	1,224,046
6.50%, 02/15/2025 (A)	3,025,000	3,027,329
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	4,484,000	4,517,388
7.50%, 09/01/2031 (A)	1,637,000	1,708,519
MGM Resorts International
5.50%, 04/15/2027 (B)	7,279,000	7,222,684
5.75%, 06/15/2025	5,440,000	5,425,128
6.50%, 04/15/2032	4,766,000	4,780,865
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (A)	7,683,000	7,644,897
8.13%, 01/15/2029 (A)	1,857,000	1,973,880
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,984,000	2,969,019
6.00%, 02/01/2033 (A)(G)	3,100,000	3,118,338
6.25%, 03/15/2032 (A)	871,000	887,416
8.25%, 01/15/2029 (A)	1,780,000	1,883,352
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (A)	8,011,000	7,836,266
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC
4.50%, 02/15/2028 (A)	$ 8,098,000	$ 7,684,396
6.63%, 03/15/2032 (A)	2,361,000	2,383,012
Travel & Leisure Co.
6.00%, 04/01/2027	4,976,000	4,992,361
6.60%, 10/01/2025	702,000	707,897
Vail Resorts, Inc.
6.50%, 05/15/2032 (A)	2,775,000	2,836,943
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	5,256,000	5,223,980
7.00%, 02/15/2029 (A)(B)	4,467,000	4,510,714
9.13%, 07/15/2031 (A)	2,792,000	3,044,173
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	8,080,000	8,421,768
		134,221,405
Independent Power & Renewable Electricity Producers - 1.2%
Calpine Corp.
4.50%, 02/15/2028 (A)	3,374,000	3,231,987
5.00%, 02/01/2031 (A)	1,198,000	1,130,942
5.13%, 03/15/2028 (A)	2,984,000	2,889,908
5.25%, 06/01/2026 (A)	5,095,000	5,053,217
Clearway Energy Operating LLC
4.75%, 03/15/2028 (A)	3,474,000	3,333,636
		15,639,690
Insurance - 2.8%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	6,323,000	6,247,440
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (A)	3,637,000	3,406,749
7.95%, 06/15/2033 (A)	3,953,000	4,411,084
Fixed Until 07/15/2029, 7.95% (D), 10/15/2054 (A)	3,348,000	3,396,630
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.71% (D), 02/12/2067 (A)	6,715,000	6,042,446
HUB International Ltd.
7.25%, 06/15/2030 (A)	2,525,000	2,603,994
7.38%, 01/31/2032 (A)	1,430,000	1,469,474
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 7.95% (D), 05/17/2066	6,547,000	5,300,621
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A)	4,536,000	4,654,712
		37,533,150
Internet & Catalog Retail - 0.9%
Uber Technologies, Inc.
7.50%, 09/15/2027 (A)	4,738,000	4,826,155
8.00%, 11/01/2026 (A)	7,512,000	7,542,987
		12,369,142
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.4%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	$ 5,592,000	$ 5,301,156
Leisure Products - 0.4%
Amer Sports Co.
6.75%, 02/16/2031 (A)(B)	5,880,000	5,839,567
Machinery - 1.6%
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030 (A)	1,681,000	1,693,749
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	6,553,000	6,816,817
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (A)(B)	1,567,000	1,211,700
Madison IAQ LLC
5.88%, 06/30/2029 (A)	5,533,000	5,178,718
SPX Flow, Inc.
8.75%, 04/01/2030 (A)(B)	6,704,000	6,985,166
		21,886,150
Media - 7.8%
Adelphia Communications Corp.
9.25%, 10/01/2049 (H)(I)(J)(K)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (I)(J)(K)(L)	1,460,000	102
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/2032	6,225,000	5,212,273
4.75%, 02/01/2032 (A)	4,814,000	4,117,051
5.00%, 02/01/2028 (A)	4,251,000	4,043,393
5.38%, 06/01/2029 (A)	1,794,000	1,675,766
5.50%, 05/01/2026 (A)	1,500,000	1,491,809
7.38%, 03/01/2031 (A)	7,550,000	7,625,659
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(B)	2,651,000	2,272,154
7.75%, 04/15/2028 (A)(B)	1,123,000	992,357
9.00%, 09/15/2028 (A)	4,740,000	5,034,079
CSC Holdings LLC
5.75%, 01/15/2030 (A)	12,503,000	5,039,296
7.50%, 04/01/2028 (A)	3,569,000	2,001,005
11.75%, 01/31/2029 (A)	8,168,000	7,383,765
DISH DBS Corp.
5.25%, 12/01/2026 (A)	1,189,000	986,760
5.75%, 12/01/2028 (A)(B)	3,059,000	2,245,783
7.38%, 07/01/2028	2,669,000	1,254,430
7.75%, 07/01/2026	1,280,000	827,201
DISH Network Corp.
11.75%, 11/15/2027 (A)	2,311,000	2,312,227
Gray Television, Inc.
5.38%, 11/15/2031 (A)	9,199,000	5,893,809
7.00%, 05/15/2027 (A)(B)	933,000	903,089
iHeartCommunications, Inc.
5.25%, 08/15/2027 (A)(B)	1,651,000	1,080,485
6.38%, 05/01/2026 (B)	3,501,000	2,960,282
8.38%, 05/01/2027	5,113,759	2,087,354
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)(B)	$ 2,592,000	$ 2,156,947
6.75%, 10/15/2027 (A)	7,972,000	7,429,105
TEGNA, Inc.
4.63%, 03/15/2028	1,791,000	1,641,287
4.75%, 03/15/2026 (A)	1,592,000	1,567,603
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	2,880,000	2,864,093
8.00%, 08/15/2028 (A)	3,377,000	3,393,868
8.50%, 07/31/2031 (A)	3,594,000	3,555,189
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	3,222,000	2,715,616
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	12,699,000	11,126,802
		103,890,730
Metals & Mining - 5.3%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	8,475,000	8,492,230
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032 (A)(B)	6,542,000	6,566,775
Constellium SE
5.63%, 06/15/2028 (A)	3,982,000	3,914,506
5.88%, 02/15/2026 (A)	10,638,000	10,625,782
Enviri Corp.
5.75%, 07/31/2027 (A)	6,803,000	6,601,410
FMG Resources August 2006 Pty. Ltd.
5.88%, 04/15/2030 (A)	4,816,000	4,745,845
6.13%, 04/15/2032 (A)	5,175,000	5,122,479
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	3,701,000	3,750,357
8.50%, 05/01/2030 (A)	5,471,000	5,702,691
9.25%, 10/01/2028 (A)	1,101,000	1,169,287
New Gold, Inc.
7.50%, 07/15/2027 (A)	6,437,000	6,512,873
Novelis Corp.
4.75%, 01/30/2030 (A)	7,822,000	7,373,831
		70,578,066
Mortgage Real Estate Investment Trusts - 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/2025 (A)	4,127,000	4,105,145
7.00%, 07/15/2031 (A)	1,596,000	1,631,495
		5,736,640
Oil, Gas & Consumable Fuels - 11.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
6.63%, 02/01/2032 (A)	5,665,000	5,779,773
Chord Energy Corp.
6.38%, 06/01/2026 (A)	3,880,000	3,896,657
Civitas Resources, Inc.
8.63%, 11/01/2030 (A)	210,000	226,728
8.75%, 07/01/2031 (A)	6,138,000	6,600,615
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	$ 2,947,000	$ 2,733,625
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	4,589,000	4,586,266
EnLink Midstream LLC
6.50%, 09/01/2030 (A)	6,354,000	6,611,261
EQM Midstream Partners LP
6.00%, 07/01/2025 (A)	554,000	553,799
6.38%, 04/01/2029 (A)	3,327,000	3,396,714
6.50%, 07/01/2027 (A)	2,217,000	2,259,451
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	591,000	602,799
8.25%, 01/15/2029	356,000	370,313
8.88%, 04/15/2030	2,660,000	2,815,222
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	4,732,000	4,871,589
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	6,558,000	6,685,612
HF Sinclair Corp.
6.38%, 04/15/2027 (A)	4,426,000	4,468,115
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032 (A)	517,000	532,619
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (A)	6,358,000	6,465,164
Kinder Morgan, Inc.
8.05%, 10/15/2030	2,486,000	2,854,695
Matador Resources Co.
6.50%, 04/15/2032 (A)	938,000	942,456
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	853,000	852,206
10.50%, 05/15/2027 (A)	3,345,000	3,421,443
Occidental Petroleum Corp.
6.45%, 09/15/2036	6,446,000	6,885,250
6.63%, 09/01/2030	2,766,000	2,952,130
7.15%, 05/15/2028	4,012,000	4,253,554
Ovintiv, Inc.
7.38%, 11/01/2031	2,000,000	2,208,979
Parkland Corp.
5.88%, 07/15/2027 (A)	3,478,000	3,466,463
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)(B)	4,488,000	4,639,681
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)(G)	4,690,000	4,718,320
7.00%, 01/15/2032 (A)	6,292,000	6,513,057
SM Energy Co.
6.50%, 07/15/2028	782,000	779,331
6.63%, 01/15/2027	4,665,000	4,665,882
6.75%, 09/15/2026	3,319,000	3,319,650
7.00%, 08/01/2032 (A)	3,381,000	3,416,633
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (A)	1,568,000	1,604,258
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.50%, 10/15/2026 (A)(M)	1,274,000	1,309,346
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	$ 2,590,000	$ 2,565,294
5.50%, 03/01/2030	5,701,000	5,709,865
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,081,000	4,534,305
9.88%, 02/01/2032 (A)	9,042,000	10,036,520
Vital Energy, Inc.
9.75%, 10/15/2030	2,665,000	2,913,919
Western Midstream Operating LP
5.30%, 03/01/2048	6,707,000	5,886,947
5.45%, 04/01/2044	2,246,000	2,053,627
		155,960,133
Paper & Forest Products - 0.8%
Domtar Corp.
6.75%, 10/01/2028 (A)	4,617,000	4,202,304
Glatfelter Corp.
4.75%, 11/15/2029 (A)(B)	8,098,000	6,862,442
		11,064,746
Personal Care Products - 0.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030 (A)(B)	2,591,000	2,660,761
Pharmaceuticals - 1.1%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)(B)	3,188,000	2,359,120
Bausch Health Cos., Inc.
7.00%, 01/15/2028 (A)	3,255,000	1,887,900
Grifols SA
4.75%, 10/15/2028 (A)(B)	3,120,000	2,842,307
Organon & Co./Organon Foreign Debt Co- Issuer BV
4.13%, 04/30/2028 (A)	1,698,000	1,593,766
5.13%, 04/30/2031 (A)	4,292,000	3,947,427
6.75%, 05/15/2034 (A)	1,919,000	1,935,816
		14,566,336
Real Estate Management & Development - 0.4%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	1,957,000	1,958,826
8.88%, 09/01/2031 (A)	2,887,000	3,104,859
		5,063,685
Software - 1.1%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029 (A)	5,346,000	5,469,937
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (A)	2,826,000	2,576,570
8.75%, 05/01/2029 (A)	4,000,000	4,129,788
UKG, Inc.
6.88%, 02/01/2031 (A)	2,969,000	3,051,640
		15,227,935
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs - 0.5%
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	$ 3,967,000	$ 3,882,121
7.00%, 02/15/2029 (A)	2,473,000	2,540,340
		6,422,461
Specialty Retail - 0.8%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	1,247,000	1,258,676
6.75%, 07/01/2036	1,960,000	1,961,544
6.88%, 11/01/2035	1,468,000	1,487,099
7.50%, 06/15/2029 (B)	4,949,000	5,097,470
9.38%, 07/01/2025 (A)	522,000	537,926
		10,342,715
Technology Hardware, Storage & Peripherals - 1.1%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	2,066,000	1,969,370
5.13%, 04/15/2029 (A)	6,242,000	5,955,294
5.25%, 10/01/2030 (A)	1,994,000	1,869,898
Western Digital Corp.
4.75%, 02/15/2026	4,591,000	4,510,782
		14,305,344
Wireless Telecommunication Services - 1.7%
Altice France SA
8.13%, 02/01/2027 (A)(B)	5,161,000	4,114,624
Sprint LLC
7.63%, 03/01/2026	1,427,000	1,465,532
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032 (A)	16,941,000	16,881,442
		22,461,598
Total Corporate Debt Securities (Cost $1,277,198,177)		1,247,308,300
LOAN ASSIGNMENTS - 4.0%
Automobile Components - 0.2%
Clarios Global LP Term Loan B, 3-Month Term SOFR + 2.50%, 7.84% (D), 05/06/2030	2,763,075	2,769,983
Commercial Services & Supplies - 0.5%
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 9.59% (D), 02/01/2029	6,128,731	6,145,585
Containers & Packaging - 0.9%
Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 5.00%, 10.59% (D), 12/07/2025	5,537,597	4,014,758
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.68%, 9.12% (D), 04/13/2029	2,984,772	2,985,518
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Reynolds Group Holdings, Inc. Term Loan B3, 1-Month Term SOFR + 2.50%, 7.84% (D), 09/24/2028	$ 3,233,411	$ 3,240,990
Trident TPI Holdings, Inc. Term Loan B6, 3-Month Term SOFR + 4.00%, 9.33% (D), 09/15/2028	2,527,285	2,539,633
		12,780,899
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment, Inc. Term Loan B1, 3-Month Term SOFR + 2.75%, 8.10% (D), 02/06/2031	5,162,063	5,165,748
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month Term SOFR + 2.25%, 7.59% (D), 01/17/2031	2,822,925	2,822,925
		7,988,673
IT Services - 0.2%
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 8.20% (D), 05/15/2028 (G)	2,990,798	1,380,753
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 11.70% (D), 05/15/2028	1,489,145	1,501,244
		2,881,997
Machinery - 0.3%
Madison IAQ LLC Term Loan, 1-Month Term SOFR + 2.75%, TBD, 06/21/2028 (G)(N)	4,085,940	4,093,238
Media - 0.4%
Ziggo Financing Partnership Term Loan I, TBD, 04/30/2028 (G)(N)	5,000,000	4,910,155
Software - 0.9%
Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.58% (D), 07/06/2029	6,687,245	6,616,654
UKG, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.55% (D), 02/10/2031	5,550,000	5,565,213
		12,181,867
Total Loan Assignments (Cost $54,674,218)		53,752,397

	Shares	Value
COMMON STOCKS - 0.1%
Electric Utilities - 0.0% (O)
Homer City Generation LLC (I)(J)(K)	270,659	2,707
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 0.0% (O)
Ultra Resources, Inc. (I)(J)(K)(P)	3,226	$ 0
Software - 0.1%
ASG WT Corp. (I)(J)(K)	1,265	57,937
Avaya Holdings Corp. (I)(K)	233,572	1,576,611
		1,634,548
Total Common Stocks (Cost $16,709,642)		1,637,255
OTHER INVESTMENT COMPANY - 5.6%
Securities Lending Collateral - 5.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (Q)	73,921,265	73,921,265
Total Other Investment Company (Cost $73,921,265)		73,921,265

Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp.,
2.50% (Q), dated 07/31/2024, to be
repurchased at $28,147,860 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $28,708,843.
$ 28,145,905	$ 28,145,905
Total Repurchase Agreement (Cost $28,145,905)	28,145,905
Total Investments (Cost $1,450,649,207)	1,404,765,122
Net Other Assets (Liabilities) - (5.4)%	(71,802,695)
Net Assets - 100.0%	$ 1,332,962,427
INVESTMENT VALUATION:

Valuation Inputs (R)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,247,308,107	$193	$1,247,308,300
Loan Assignments	—	53,752,397	—	53,752,397
Common Stocks	—	1,576,611	60,644	1,637,255
Other Investment Company	73,921,265	—	—	73,921,265
Repurchase Agreement	—	28,145,905	—	28,145,905
Total Investments	$73,921,265	$1,330,783,020	$60,837	$1,404,765,122
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $1,011,400,658, representing 75.9% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $79,438,648, collateralized by cash collateral of $73,921,265 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,186,120. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Restricted security. At July 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Encompass Health Corp. 5.75%, 09/15/2025	06/14/2018 - 08/14/2023	$5,389,411	$5,216,390	0.4%
Corporate Debt Securities	Goodyear Tire & Rubber Co. 9.50%, 05/31/2025	05/13/2020 - 01/09/2024	5,633,125	5,474,476	0.4
			$11,022,536	$10,690,866	0.8%

(D)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)	Perpetual maturity. The date displayed is the next call date.
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(F)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2024, the value of this security is $91, representing 0.0% of the Fund's net assets.
(I)	Non-income producing security.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2024, the total value of the securities is $1,637,448, representing 0.1% of the Fund’s net assets.
(L)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(M)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2024; the maturity date disclosed is the ultimate maturity date.
(N)	All or a portion of the security represents an unsettled loan commitment at July 31, 2024 where the rate will be determined at time of settlement.
(O)	Percentage rounds to less than 0.1% or (0.1)%.
(P)	Security deemed worthless.
(Q)	Rate disclosed reflects the yield at July 31, 2024.
(R)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(S)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Funds

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds